Non-current assets held for sale - Finance lease obligations (Details) - Hydroelectrical Installations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of recognised finance lease as assets by lessee [line items]
Finance lease maturity term	10 years	10 years
Minimum finance lease payments	$ 80,639	$ 81,383
Not later than one year
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum finance lease payments		10,507
Between one and five years
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum finance lease payments		47,510
Later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Minimum finance lease payments		$ 23,366